INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023	$ 463
2024	326
2025	318
2026	32
2027	3
Intangible assets, net	$ 1,142	$ 2,186